Payment Status Of The Recorded Investment In Past Due Loans (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days	$ 28,735	$ 51,623	$ 22,078
60-89 Days	12,052	21,516	24,268
Greater than 90 Days	87,806	108,473	122,147
Total Past Due	128,593	181,612	168,493
Current	11,389,191	10,250,115	8,725,697
Total Loans Receivable	11,517,784	10,431,727	8,894,190
Residential Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days	16,003	33,451	18,083
60-89 Days	7,594	11,715	9,847
Greater than 90 Days	64,224	76,088	80,703
Total Past Due	87,821	121,254	108,633
Current	5,044,924	4,716,584	4,925,199
Total Loans Receivable	5,132,745	4,837,838	5,033,832
Multi-Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days	9,235	191	796
60-89 Days	3,617	3,950	6,180
Greater than 90 Days	4,848	11,143	0
Total Past Due	17,700	15,284	6,976
Current	3,539,633	2,979,768	1,809,142
Total Loans Receivable	3,557,333	2,995,052	1,816,118
Commercial real estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days	3,180	16,469	1,492
60-89 Days	253	3,016	0
Greater than 90 Days	2,101	753	73
Total Past Due	5,534	20,238	1,565
Current	2,184,565	1,945,918	1,416,524
Total Loans Receivable	2,190,099	1,966,156	1,418,089
Construction Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days	0	0	674
60-89 Days	0	0	8,068
Greater than 90 Days	13,746	18,876	40,362
Total Past Due	13,746	18,876	49,104
Current	204,645	205,940	228,521
Total Loans Receivable	218,391	224,816	277,625
Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days	218	631	0
60-89 Days	320	2,639	0
Greater than 90 Days	1,340	375	0
Total Past Due	1,878	3,645	0
Current	193,309	165,298	106,299
Total Loans Receivable	195,187	168,943	106,299
Consumer And Other Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days	99	881	1,033
60-89 Days	268	196	173
Greater than 90 Days	1,547	1,238	1,009
Total Past Due	1,914	2,315	2,215
Current	222,115	236,607	240,012
Total Loans Receivable	$ 224,029	$ 238,922	$ 242,227